PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.                               PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of December 31, 2010	As of December 31, 2011
Construction in progress	$273,170	$262,199
Land	12,041	11,791
Buildings	107,963	152,900
Equipment, furniture and fixtures	7,422	5,879
Plant and machinery	243,136	353,163
Motor vehicles	10,718	11,531
Computer equipment and software	4,405	4,512
	658,855	801,975
Less: accumulated depreciation	(107,047)	(148,192)
Less: accumulated impairment loss	(14,866)	—
	$536,942	$653,783

Depreciation expense was $29,522, $34,094 and $38,912 for the years ended December 31, 2009, 2010 and 2011, respectively.

The carrying amount of property, plant and equipment pledged by the Company to secure credit facilities granted to the subsidiaries at respective balance sheet dates is as follows:

	As of December 31, 2010	As of December 31, 2011
Construction in progress	$—	$119,895
Buildings	4,053	53,937
Plant and machinery	—	177,223
	$4,053	$351,055

Certain property, plant and equipment in the carrying amount of $25,447 as of December 31, 2011 were in the process of being pledged by the Company pursuant to a long-term loan agreement entered into with a foreign bank in 2011.